UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2021

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	27
Expense Example	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 13.8%
	AGL Core CLO Ltd.
$1,500,000	Series 2019-2A, Class B, 2.03% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	$1,502,438
950,000	Series 2020-8A, Class BR, 1.52% (3-Month USD Libor+140 basis points), 10/20/2032[1,2,3]	948,582
750,000	Series 2020-4A, Class XR, 0.78% (3-Month USD Libor+65 basis points), 4/20/2033[1,2,3]	749,547
900,000	Apex Credit CLO Ltd. Series 2020-1A, Class A2, 1.95% (3-Month USD Libor+182 basis points), 10/20/2031[1,2,3]	900,274
	Apidos CLO
1,000,000	Series 2015-21A, Class A2R, 1.57% (3-Month USD Libor+145 basis points), 7/18/2027[1,2,3]	999,998
1,000,000	Series 2020-34A, Class B1R, 1.87% (3-Month USD Libor+165 basis points), 1/20/2035[1,2,3]	1,000,000
	Ares CLO Ltd.
2,000,000	Series 2016-39A, Class A2R2, 1.52% (3-Month USD Libor+140 basis points), 4/18/2031[1,2,3]	1,997,201
400,000	Series 2019-54A, Class X, 0.72% (3-Month USD Libor+60 basis points), 10/15/2032[1,2,3]	399,969
	Atalaya Equipment Leasing Trust
875,000	Series 2021-1A, Class A2, 1.23%, 5/15/2026[1,3]	873,075
234,800	Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	234,548
3,500,000	Bain Capital Credit CLO Ltd. Series 2020-2A, Class XR, 0.82% (3-Month USD Libor+70 basis points), 7/19/2034[1,2,3]	3,497,456
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 1.87% (3-Month USD Libor+165 basis points), 1/20/2032[1,2,3,4]	1,268,000
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 1.62% (3-Month USD Libor+150 basis points), 7/18/2027[1,2,3]	1,024,966
373,906	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	380,942
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 2.23% (3-Month USD Libor+210 basis points), 1/15/2031[1,2,3]	600,103
1,730,009	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.66%, 10/25/2066[1,3,5]	1,710,903
	Commonbond Student Loan Trust
17,051	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	17,311
582,881	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	597,304
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	2,000,052
	CPS Auto Receivables Trust
28,621	Series 2020-A, Class B, 2.36%, 2/15/2024[1,3]	28,636
164,551	Series 2019-C, Class C, 2.84%, 6/16/2025[1,3]	165,155

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$460,000	Series 2020-A, Class C, 2.54%, 12/15/2025[1,3]	$463,593
245,000	CPS Auto Receivables Trust Series 2020-C, Class C, 1.71%, 8/17/2026[1,3]	246,266
	Credit Acceptance Auto Loan Trust
1,075,000	Series 2019-1A, Class C, 3.94%, 6/15/2028[1,3]	1,090,964
885,000	Series 2019-3A, Class C, 3.06%, 3/15/2029[1,3]	903,923
	Crown City CLO
1,428,571	Series 2020-2A, Class X, 0.88% (3-Month USD Libor+75 basis points), 1/20/2032[1,2,3]	1,427,968
2,000,000	Series 2021-1A, Class X, 0.88% (3-Month USD Libor+75 basis points), 7/20/2034[1,2,3]	1,998,529
641,863	Deephaven Residential Mortgage Trust Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,5]	639,768
2,500,000	Discover Card Execution Note Trust Series 2018-A2, Class A2, 0.44% (1-Month USD Libor+33 basis points), 8/15/2025[1,2]	2,507,145
903,000	Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027[1]	902,909
	Dryden CLO Ltd.
416,667	Series 2018-61A, Class XR, 0.62% (3-Month USD Libor+50 basis points), 1/17/2032[1,2,3]	416,627
1,000,000	Series 2019-72A, Class XR, 1.06% (3-Month USD Libor+90 basis points), 5/15/2032[1,2,3]	998,555
	Eaton Vance CLO Ltd.
2,000,000	Series 2013-1A, Class AX3R, 0.77% (3-Month USD Libor+65 basis points), 1/15/2034[1,2,3]	1,999,893
1,500,000	Series 2020-1A, Class BR, 1.78% (3-Month USD Libor+165 basis points), 10/15/2034[1,2,3]	1,503,453
	Exeter Automobile Receivables Trust
649,566	Series 2019-4A, Class C, 2.44%, 9/16/2024[1,3]	652,828
905,000	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	927,028
585,000	Series 2020-3A, Class C, 1.32%, 7/15/2025[1]	587,592
840,000	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	846,523
766,784	First Investors Auto Owner Trust Series 2017-2A, Class D, 3.56%, 9/15/2023[1,3]	769,277
1,085,000	Flagship Credit Auto Trust Series 2019-4, Class B, 2.53%, 11/17/2025[1,3]	1,095,201
348,747	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	362,030
1,000,000	JFIN CLO Ltd. Series 2015-2A, Class BR, 1.52% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	999,205
218,173	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	217,086
1,500,000	Mariner CLO LLC Series 2016-3A, Class BR2, 1.63% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	1,492,413

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$841,500	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	$853,424
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	2,061,316
670,968	NewRez Warehouse Securitization Trust Series 2021-1, Class D, 1.50% (1-Month USD Libor+140 basis points), 5/25/2055[1,2,3]	668,738
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 1.88% (3-Month USD Libor+175 basis points), 10/20/2034[1,2,3]	801,451
187,500	OZLM Ltd. Series 2018-20A, Class X, 0.83% (3-Month USD Libor+70 basis points), 4/20/2031[1,2,3]	187,361
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 2.16% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	1,000,343
2,000,000	Series 2019-2A, Class A2R, 1.83% (3-Month USD Libor+170 basis points), 10/15/2034[1,2,3]	1,989,292
	Provident Funding Mortgage Warehouse Securitization Trust
1,223,529	Series 2021-1, Class C, 1.25% (1-Month USD Libor+115 basis points), 2/25/2055[1,2,3]	1,218,391
669,960	Series 2021-1, Class E, 2.10% (1-Month USD Libor+200 basis points), 2/25/2055[1,2,3]	662,801
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 1.58% (3-Month USD Libor+145 basis points), 10/15/2030[1,2,3]	1,489,527
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 1.98% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	1,000,112
	Santander Consumer Auto Receivables Trust
622,543	Series 2021-CA, Class B, 1.44%, 4/17/2028[1,3]	623,352
886,590	Series 2021-BA, Class B, 1.45%, 10/16/2028[1,3]	889,032
	Santander Drive Auto Receivables Trust
454,479	Series 2018-3, Class D, 4.07%, 8/15/2024[1]	461,177
1,000,000	Series 2020-3, Class D, 1.64%, 11/16/2026[1]	1,006,812
	Signal Peak CLO Ltd
1,431,167	Series 2015-1A, Class AR2, 1.11% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	1,429,042
1,000,000	Series 2019-1A, Class B, 2.13% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	1,000,257
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	514,896
102,638	Series 2017-E, Class A2B, 2.72%, 11/26/2040[1,3]	103,701
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	565,832
	Station Place Securitization Trust Series
3,000,000	Series 2021-13, Class A, 0.70% (1-Month USD Libor+60 basis points), 4/6/2022[1,2,3,4]	3,000,000

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$86,310	Series 2021-WL1, Class E, 2.10% (1-Month USD Libor+200 basis points), 1/26/2054[1,2,3]	$86,243
228,395	Series 2021-WL1, Class F, 2.60% (1-Month USD Libor+250 basis points), 1/26/2054[1,2,3]	228,218
750,000	Series 2021-WL2, Class E, 1.60% (1-Month USD Libor+150 basis points), 3/25/2054[1,2,3]	750,043
1,183,763	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,250,993
7,091	Structured Asset Investment Loan Trust Series 2005-1, Class M2, 0.82% (1-Month USD Libor+72 basis points), 2/25/2035[1,2,3]	7,099
2,933,333	TICP CLO Ltd. Series 2018-12A, Class X, 0.77% (3-Month USD Libor+65 basis points), 7/15/2034[1,2,3]	2,931,021
2,000,000	Tricon American Homes Trust Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	2,077,384
1,500,000	Venture Clo Ltd. Series 2019-36A, Class A2R, 1.53% (3-Month USD Libor+140 basis points), 4/20/2032[1,2,3]	1,488,338
	Vibrant CLO Ltd.
1,100,000	Series 2017-6A, Class BR, 1.84% (3-Month USD Libor+163 basis points), 6/20/2029[1,2,3]	1,097,622
2,000,000	Series 2019-11A, Class A2R, 1.83% (3-Month USD Libor+170 basis points), 7/20/2032[1,2,3]	1,996,645
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 1.87% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	1,000,122
1,300,000	Series 2018-4A, Class A2AR, 1.52% (3-Month USD Libor+140 basis points), 1/15/2032[1,2,3]	1,300,177
	Westlake Automobile Receivables Trust
1,000,000	Series 2019-1A, Class D, 3.67%, 3/15/2024[1,3]	1,010,898
795,000	Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	808,528
1,000,000	Series 2019-2A, Class D, 3.20%, 11/15/2024[1,3]	1,018,713
300,000	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	305,923
867,000	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	861,692
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,258,465
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,822,007
	TOTAL ASSET-BACKED SECURITIES
	(Cost $86,946,619)	86,772,224

	BANK LOANS — 6.8%
1,524,573	1011778 BC ULC 1.86% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,6,7]	1,506,469
625,000	AAdvantage Loyalty IP Ltd. 5.50% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,6,7]	648,716
349,125	Alliant Holdings Intermediate LLC 4.00% (1-Month USD Libor+350 basis points), 11/12/2027[1,2,6]	349,188

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$627,909	American Airlines, Inc. 1.85% (1-Month USD Libor+175 basis points), 1/29/2027[1,2,6]	$592,589
983,166	Aramark Services, Inc. 1.84% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,6]	973,024
1,385,624	Avantor Funding, Inc. 2.75% (1-Month USD Libor+225 basis points), 11/6/2027[1,2,6,8,9]	1,386,635
340,309	Avolon TLB Borrower 1 U.S. LLC 2.50% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,6]	340,734
986,788	Axalta Coating Systems U.S. Holdings, Inc. 1.88% (3-Month USD Libor+175 basis points), 6/1/2024[1,2,6]	987,405
1,200,990	Bausch Health Cos., Inc. 3.09% (3-Month USD Libor+300 basis points), 6/1/2025[1,2,6,8,9]	1,196,936
1,223,850	Cable One, Inc. 2.09% (1-Month USD Libor+200 basis points), 5/3/2028[1,2,6]	1,225,894
1,367,541	Charter Communications Operating LLC 1.86% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,6]	1,366,091
	Covanta Holding Corp.
405,617	3.00% (1-Month USD Libor+250 basis points), 11/17/2028[1,2,6,8,9]	406,529
30,383	3.00% (1-Month USD Libor+250 basis points), 11/17/2028[1,2,6,8,9]	30,452
1,756,686	CSC Holdings LLC 2.36% (3-Month USD Libor+225 basis points), 7/17/2025[1,2,6]	1,732,531
989,899	DaVita, Inc. 1.85% (1-Month USD Libor+175 basis points), 8/12/2026[1,2,6]	986,058
497,500	DT Midstream, Inc. 2.50% (1-Month USD Libor+200 basis points), 6/10/2028[1,2,6]	499,095
961,471	Elanco Animal Health, Inc. 1.89% (1-Month USD Libor+175 basis points), 8/1/2027[1,2,6]	950,280
1,335,220	Energizer Holdings, Inc. 2.75% (1-Month USD Libor+225 basis points), 12/22/2027[1,2,6]	1,333,971
1,243,750	HCA, Inc. 1.85% (1-Month USD Libor+175 basis points), 6/30/2028[1,2,6]	1,250,193
1,501,163	Hilton Worldwide Finance LLC 1.83% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,6]	1,490,490
228,679	ICON Luxembourg Sarl 2.75% (1-Month USD Libor+250 basis points), 7/1/2028[1,2,6,7]	229,043
1,688,766	JBS USA LUX S.A. 2.09% (1-Month USD Libor+200 basis points), 5/1/2026[1,2,6,7]	1,687,517
1,427,208	Level 3 Financing, Inc. 1.86% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,6]	1,411,152
1,484,867	LPL Holdings, Inc. 1.85% (1-Month USD Libor+175 basis points), 11/12/2026[1,2,6]	1,479,611
990,780	Lumen Technologies, Inc. 2.36% (1-Month USD Libor+225 basis points), 3/15/2027[1,2,6]	980,803
1,277,000	Mileage Plus Holdings LLC 6.25% (1-Month USD Libor+525 basis points), 6/20/2027[1,2,6]	1,350,115
912,000	Mozart Borrower LP 3.75% (1-Month USD Libor+325 basis points), 10/21/2028[1,2,6]	912,825

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,688,823	ON Semiconductor Corp. 2.09% (1-Month USD Libor+200 basis points), 9/19/2026[1,2,6]	$1,689,355
958,597	PetSmart, Inc. 4.50% (1-Month USD Libor+375 basis points), 2/12/2028[1,2,6]	961,296
56,975	PRA Health Sciences, Inc. 2.75% (1-Month USD Libor+250 basis points), 7/1/2028[1,2,6]	57,066
954,012	Resideo Funding, Inc. 2.75% (1-Month USD Libor+225 basis points), 2/12/2028[1,2,6]	954,013
1,289,728	SBA Senior Finance II LLC 1.86% (1-Month USD Libor+175 basis points), 4/11/2025[1,2,6]	1,277,437
1,559,904	Scientific Games International, Inc. 2.84% (1-Month USD Libor+275 basis points), 8/14/2024[1,2,6]	1,556,737
1,927,000	SkyMiles IP Ltd. 4.75% (3-Month USD Libor+375 basis points), 10/20/2027[1,2,6,7]	2,042,620
616,066	Spirit AeroSystems, Inc. 4.25% (1-Month USD Libor+375 basis points), 1/15/2025[1,2,6]	617,760
1,798,741	SS&C Technologies, Inc. 1.86% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,6]	1,781,501
408,860	Telesat LLC 2.90% (1-Month USD Libor+275 basis points), 12/7/2026[1,2,6]	362,863
487,519	TransDigm, Inc. 2.36% (3-Month USD Libor+250 basis points), 6/9/2023[1,2,6]	481,518
571,195	United Airlines, Inc. 4.50% (1-Month USD Libor+375 basis points), 4/21/2028[1,2,6]	574,536
998,000	Virgin Media Bristol LLC 2.61% (1-Month USD Libor+250 basis points), 1/3/2028[1,2,6]	990,310
1,175,056	Vistra Operations Co. LLC 0.00% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,6]	1,167,759
1,094,818	WEI Sales LLC 3.09% (1-Month USD Libor+300 basis points), 3/29/2025[1,2,6]	1,082,501
	TOTAL BANK LOANS
	(Cost $42,915,450)	42,901,618

	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
	Angel Oak Mortgage Trust
937,150	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,5]	934,573
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,5]	1,999,314
381,490	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,5]	381,330
513,625	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,5]	513,302
212,464	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,5]	212,465
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,5]	735,653
	BRAVO Residential Funding Trust
805,843	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,5]	800,908
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/26/2060[1,3,5]	1,277,929
	Citigroup Mortgage Loan Trust, Inc.
923,186	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	926,453
187,904	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,5]	191,139

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Deephaven Residential Mortgage Trust
$499,173	Series 2020-1, Class A3, 2.65%, 1/25/2060[1,3,5]	$498,797
1,402,852	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,5]	1,386,438
1,388,096	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,5]	1,371,932
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,5]	1,934,126
268,735	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,5]	268,984
556,164	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,5]	550,425
402,385	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,5]	404,409
1,692,201	GCAT Series 2021-NQM5, Class A2, 1.42%, 7/25/2066[1,3,5]	1,671,162
413,371	Homeward Opportunities Fund I Trust Series 2018-2, Class A3, 4.24%, 11/25/2058[1,3,5]	414,364
	New Residential Mortgage Loan Trust
172,662	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,5]	172,952
345,325	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,5]	345,667
1,910,398	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,5]	1,880,258
	Residential Mortgage Loan Trust
222,998	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,5]	224,372
363,134	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,5]	363,777
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,5]	2,425,697
345,145	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,5]	342,746
	SG Residential Mortgage Trust
659,036	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,5]	667,488
682,115	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,5]	691,203
1,471,733	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,5]	1,451,290
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,5]	1,423,510
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,5]	1,202,578
	Spruce Hill Mortgage Loan Trust
197,757	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,5]	198,582
475,548	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,5]	481,249
1,400,000	SREIT Trust Series 2021-MFP, Class F, 2.73% (1-Month USD Libor+263 basis points), 11/15/2038[2,3]	1,388,981
	Starwood Mortgage Residential Trust
1,326,698	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,5]	1,314,230
693,353	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,5]	686,965
994,365	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,5]	990,639
1,257,207	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,5]	1,231,149
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $34,398,254)	33,957,036

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.2%
$9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.11%, 4/14/2033[1,3,5,10]	$37,602
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036[1,3,5]	767,435
1,500,000	BFLD Trust Series 2020-EYP, Class D, 3.06% (1-Month USD Libor+295 basis points), 10/15/2035[2,3]	1,498,222
	BX Commercial Mortgage Trust
1,264,206	Series 2020-FOX, Class E, 3.71% (1-Month USD Libor+360 basis points), 11/15/2032[2,3]	1,263,825
800,000	Series 2021-VOLT, Class F, 2.51% (1-Month USD Libor+240 basis points), 9/15/2036[2,3]	792,454
1,700,000	Series 2019-XL, Class G, 2.41% (1-Month USD Libor+230 basis points), 10/15/2036[2,3]	1,686,174
1,670,082	Series 2020-BXLP, Class F, 2.11% (1-Month USD Libor+200 basis points), 12/15/2036[2,3]	1,656,502
967,895	Series 2018-BIOA, Class C, 1.23% (1-Month USD Libor+112 basis points), 3/15/2037[2,3]	964,862
1,233,642	Series 2020-VKNG, Class E, 2.21% (1-Month USD Libor+210 basis points), 10/15/2037[2,3]	1,226,766
1,400,000	Series 2021-VINO, Class E, 2.06% (1-Month USD Libor+195 basis points), 5/15/2038[2,3]	1,395,481
1,600,000	Series 2021-SOAR, Class F, 2.46% (1-Month USD Libor+235 basis points), 6/15/2038[2,3]	1,589,085
1,500,000	Series 2021-XL2, Class F, 2.35% (1-Month USD Libor+224 basis points), 10/15/2038[2,3]	1,492,146
1,500,000	BX Mortgage Trust Series 2021-PAC, Class F, 2.51% (1-Month USD Libor+240 basis points), 10/15/2036[2,3]	1,493,101
	BX Trust
1,500,000	Series 2021-LGCY, Class F, 2.06% (1-Month USD Libor+195 basis points), 10/15/2023[2,3]	1,483,087
1,000,000	Series 2021-MFM1, Class D, 1.61% (1-Month USD Libor+150 basis points), 1/15/2034[2,3]	984,337
829,903	Series 2019-RP, Class A, 1.16% (1-Month USD Libor+104 basis points), 6/15/2034[1,2,3]	827,555
1,200,000	Series 2021-LBA, Class FJV, 2.51% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,181,308
1,200,000	Series 2021-LBA, Class FV, 2.51% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,181,308
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 2.66% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	598,675
861,768	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	875,852
2,395,594	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 0.99%, 1/10/2048[1,5,10]	83,678

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 2.88% (1-Month USD Libor+277 basis points), 11/15/2037[2,3]	$1,958,481
	COMM Mortgage Trust
1,375,000	Series 2021-LBA, Class F, 2.46% (1-Month USD Libor+235 basis points), 3/15/2038[1,2,3]	1,369,001
1,234,040	Series 2013-CR12, Class A3, 3.76%, 10/10/2046[1]	1,267,672
926,250	Series 2014-CR19, Class XA, 0.95%, 8/10/2047[1,5,10]	18,864
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,597,871
	CSMC
7,340,646	Series 2020-NET, Class X, 1.26%, 8/15/2037[3,5,10]	302,354
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,415,959
2,487,061	Extended Stay America Trust Series 2021-ESH, Class C, 1.81% (1-Month USD Libor+170 basis points), 7/15/2038[2,3]	2,487,059
15,484,441	Fannie Mae-Aces Series 2014-M8, Class X2, 0.29%, 6/25/2024[5,10]	154,504
1,575,000	FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,602,720
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.84%, 9/25/2023[1,5,10]	62,256
5,281,089	Series K044, Class X1, 0.71%, 1/25/2025[1,5,10]	89,641
2,300,000	Series K721, Class X3, 1.29%, 11/25/2042[1,5,10]	20,799
900,000	Series K043, Class X3, 1.63%, 2/25/2043[1,5,10]	40,799
2,900,000	Series K046, Class X3, 1.51%, 4/25/2043[1,5,10]	128,603
900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,5,10]	46,465
1,100,000	Series K052, Class X3, 1.61%, 1/25/2044[1,5,10]	63,362
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,5,10]	230,176
240,000	FREMF Mortgage Trust Series 2015-K721, Class B, 3.56%, 11/25/2047[1,3,5]	243,699
	Government National Mortgage Association
4,727,218	Series 2013-139, Class IO, 0.23%, 10/16/2054[1,5,10]	87,316
430,686	Series 2013-175, Class IO, 0.30%, 5/16/2055[1,5,10]	3,830
417,391	Series 2014-120, Class IO, 0.61%, 4/16/2056[1,5,10]	9,267
3,894,598	Series 2017-185, Class IO, 0.54%, 4/16/2059[1,5,10]	173,271
3,447,765	Series 2017-169, Class IO, 0.59%, 1/16/2060[1,5,10]	153,677
3,454,765	Series 2018-41, Class IO, 0.64%, 5/16/2060[1,5,10]	168,036
4,505,980	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,5,10]	228,075
2,215,193	Series 2019-8, Class IO, 0.60%, 11/16/2060[1,5,10]	138,332
21,902,028	Series 2020-8, Class IO, 0.58%, 1/16/2062[1,5,10]	1,184,024
197,887	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class A1, 1.97%, 9/15/2050[1]	198,235
1,500,000	Life Mortgage Trust Series 2021-BMR, Class F, 2.46% (1-Month USD Libor+235 basis points), 3/15/2038[2,3]	1,496,161

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$600,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 2.71% (1-Month USD Libor+260 basis points), 4/15/2038[2,3]	$599,059
	Morgan Stanley Bank of America Merrill Lynch Trust
706,450	Series 2013-C7, Class A3, 2.65%, 2/15/2046[1]	709,724
2,000,000	Series 2013-C12, Class AS, 4.48%, 10/15/2046[1,5]	2,088,146
	Morgan Stanley Capital I Trust
197,219	Series 2012-STAR, Class XA1, 1.84%, 8/5/2034[3,5,10]	303
700,000	Series 2015-MS1, Class A2, 3.26%, 5/15/2048[1]	706,194
510,000	Series 2017-HR2, Class A2, 3.34%, 12/15/2050[1]	517,716
2,085,606	OPG Trust Series 2021-PORT, Class F, 2.06% (1-Month USD Libor+195 basis points), 10/15/2036[2,3]	2,052,708
12,291,064	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.03%, 12/15/2052[1,5,10]	753,639
2,328,281	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.78%, 9/15/2058[1,5,10]	57,036
	WFRBS Commercial Mortgage Trust
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,570,633
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	1,038,674
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	857,532
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.64%, 8/15/2047[1,5,10]	50,838
6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,5,10]	69,197
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $51,122,196)	51,091,363

	CORPORATE BONDS — 52.2%
	COMMUNICATIONS — 2.4%
369,000	AMC Networks, Inc. 4.75%, 8/1/2025[1]	376,841
270,000	AMC Networks, Inc. 5.00%, 4/1/2024[1]	272,025
4,500,000	AT&T, Inc. 0.69% (SOFR Rate+64 basis points), 3/25/2024[1,2]	4,501,274
779,000	Level 3 Financing, Inc. 4.62%, 9/15/2027[1,3]	794,580
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,7]	2,529,218
500,000	Netflix, Inc. 4.38%, 11/15/2026	553,750
	NTT Finance Corp.
1,710,000	0.37%, 3/3/2023[3,7]	1,703,011
2,140,000	0.58%, 3/1/2024[3,7]	2,115,533
277,000	Sirius XM Radio, Inc. 3.13%, 9/1/2026[1,3]	277,080

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	$1,508,763
500,000	Verizon Communications, Inc. 1.21% (3-Month USD Libor+100 basis points), 3/16/2022[2]	500,865
		15,132,940
	CONSUMER DISCRETIONARY — 4.1%
3,000,000	American Honda Finance Corp. 0.25% (3-Month USD Libor+12 basis points), 1/21/2022[2]	3,000,150
	BMW U.S. Capital LLC
1,600,000	0.58% (SOFR Index+53 basis points), 4/1/2024[2,3]	1,608,327
2,000,000	0.43% (SOFR Index+38 basis points), 8/12/2024[2,3]	2,003,682
1,000,000	Delta Air Lines, Inc. 3.63%, 3/15/2022[1]	1,000,007
	ERAC USA Finance LLC
1,500,000	3.30%, 10/15/2022[3]	1,531,152
2,500,000	2.70%, 11/1/2023[1,3]	2,563,545
900,000	Ford Motor Credit Co. LLC 4.37%, 8/6/2023	936,378
	General Motors Financial Co., Inc.
1,000,000	3.15%, 6/30/2022[1]	1,011,253
2,000,000	0.67% (SOFR Rate+62 basis points), 10/15/20242	1,998,422
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	520,300
3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	2,948,787
1,288,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,7]	1,326,730
238,000	MGM Resorts International 6.00%, 3/15/2023	248,710
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	638,487
140,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.87%, 4/15/2023[1,3,7]	146,360
	Toyota Motor Credit Corp.
2,000,000	0.40% (SOFR Rate+35 basis points), 6/13/2023[2]	1,999,802
1,640,000	0.34% (SOFR Rate+29 basis points), 9/13/2024[2]	1,635,111
480,000	United Airlines, Inc. 4.38%, 4/15/2026[1,3]	500,513
		25,617,716
	CONSUMER STAPLES — 1.8%
1,000,000	7-Eleven, Inc. 0.80%, 2/10/2024[1,3]	988,747
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
500,000	3.50%, 2/15/2023[1,3]	508,750

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$400,000	3.25%, 3/15/2026[1,3]	$407,500
3,000,000	BAT Capital Corp. 1.04% (3-Month USD Libor+88 basis points), 8/15/2022[1,2]	3,007,362
1,000,000	General Mills, Inc. 1.13% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,013,223
2,000,000	Liberty Mutual Group, Inc. 4.25%, 6/15/2023[3]	2,089,126
3,000,000	Sysco Corp. 2.60%, 6/12/2022	3,027,612
		11,042,320
	ENERGY — 1.5%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	316,977
908,000	3.95%, 12/1/2026[1]	925,443
859,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	878,327
	DCP Midstream Operating LP
520,000	3.88%, 3/15/2023[1]	533,000
513,000	5.37%, 7/15/2025[1]	560,452
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1,3]	207,769
	Energy Transfer LP
2,000,000	3.45%, 1/15/2023[1]	2,036,410
320,000	4.25%, 3/15/2023[1]	328,849
	EQT Corp.
689,000	6.62%, 2/1/2025[1]	776,847
777,000	3.13%, 5/15/2026[1,3]	797,614
	PDC Energy, Inc.
259,000	6.12%, 9/15/2024[1]	262,238
632,000	5.75%, 5/15/2026[1]	652,540
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	1,047,945
165,000	Williams Cos., Inc. 3.70%, 1/15/2023[1]	168,647
		9,493,058
	FINANCIALS — 30.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2,000,000	1.15%, 10/29/2023[7]	1,991,562
2,000,000	1.65%, 10/29/2024[1,7]	1,996,814
	American Express Co.
1,000,000	0.78% (3-Month USD Libor+62 basis points), 5/20/2022[1,2]	1,001,263
2,477,000	0.83% (3-Month USD Libor+65 basis points), 2/27/2023[1,2]	2,484,869
860,000	0.89% (3-Month USD Libor+75 basis points), 8/3/2023[1,2]	865,590

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,7]	$604,729
	Bank of America Corp.
2,000,000	3.00% (3-Month USD Libor+79 basis points), 12/20/2023[1,5]	2,041,460
3,000,000	1.08% (3-Month USD Libor+96 basis points), 7/23/2024[1,2]	3,025,248
2,000,000	0.74% (SOFR Rate+69 basis points), 4/22/2025[1,2]	2,006,972
	Bank of Montreal
4,000,000	0.32% (SOFR Rate+27 basis points), 4/14/2023[2,7]	4,001,048
2,000,000	0.31% (SOFRINDX+27 basis points), 9/15/2023[2,7]	1,997,304
2,000,000	Bank of New York Mellon Corp. 0.31% (SOFR Rate+26 basis points), 4/26/2024[1,2]	1,999,018
	Bank of Nova Scotia
3,000,000	0.60% (SOFRINDX+55 basis points), 9/15/2023[2,7]	3,009,210
3,000,000	0.49% (SOFR Rate+45 basis points), 4/15/2024[2,7]	3,003,123
1,000,000	Barclays Bank PLC 1.70%, 5/12/2022[1,7]	1,003,393
	Barclays PLC
2,733,000	1.54% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,7]	2,765,777
1,330,000	1.01% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+80 basis points), 12/10/2024[1,5,7]	1,320,453
3,000,000	Canadian Imperial Bank of Commerce 0.39% (SOFR Rate+34 basis points), 6/22/2023[2,7]	3,000,885
2,000,000	Capital One Financial Corp. 2.60%, 5/11/2023[1]	2,043,294
	Capital One N.A.
3,250,000	0.96% (3-Month USD Libor+82 basis points), 8/8/2022[1,2]	3,258,846
2,000,000	2.15%, 9/6/2022[1]	2,018,938
4,665,000	Charles Schwab Corp. 0.55% (SOFR Rate+50 basis points), 3/18/2024[1,2]	4,679,457
	Citigroup, Inc.
2,556,000	3.14% (3-Month USD Libor+72 basis points), 1/24/2023[1,5]	2,559,241
4,240,000	1.19% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	4,278,003
2,000,000	0.72% (SOFR Rate+67 basis points), 5/1/2025[1,2]	2,013,930
	Citizens Bank N.A.
2,000,000	0.88% (3-Month USD Libor+72 basis points), 2/14/2022[1,2]	2,000,256
1,000,000	0.99% (3-Month USD Libor+81 basis points), 5/26/2022[2]	1,003,140
1,000,000	1.17% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	1,009,013
1,000,000	Citizens Financial Group, Inc. 4.15%, 9/28/2022[3]	1,026,009
2,000,000	Credit Suisse A.G. 0.50% (SOFR Rate+45 basis points), 2/4/2022[2,7]	2,000,362
	Credit Suisse Group A.G.
435,000	3.57%, 1/9/2023[1,3,7]	435,123
2,000,000	1.44% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,7]	2,020,474
	Danske Bank A/S
1,000,000	5.00%, 1/12/2022[3,7]	1,000,886

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$2,000,000	1.26% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,7]	$2,016,858
2,000,000	1.17% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+103 basis points), 12/8/2023[1,3,5,7]	1,999,652
2,000,000	Deutsche Bank A.G. 0.90%, 5/28/2024[7]	1,982,910
2,375,000	Fidelity National Information Services, Inc. 0.38%, 3/1/2023	2,363,398
422,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	436,243
	Goldman Sachs Group, Inc.
1,000,000	5.75%, 1/24/2022	1,003,008
3,000,000	0.46% (SOFR Rate+41 basis points), 1/27/2023[1,2]	3,000,075
1,870,000	0.91% (3-Month USD Libor+75 basis points), 2/23/2023[2]	1,877,802
3,000,000	0.59% (SOFR Rate+54 basis points), 11/17/2023[1,2]	3,000,270
	HSBC Holdings PLC
3,000,000	1.16% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,7]	3,028,002
1,957,000	0.73% (SOFR Rate+53 basis points), 8/17/2024[1,5,7]	1,939,863
1,120,000	0.63% (SOFR Rate+58 basis points), 11/22/2024[1,2,7]	1,119,355
5,004,000	ING Groep N.V. 1.37% (3-Month USD Libor+115 basis points), 3/29/2022[2,7]	5,015,699
	JPMorgan Chase & Co.
3,075,000	0.63% (SOFR Rate+58 basis points), 3/16/2024[1,2]	3,079,858
4,000,000	1.01% (3-Month USD Libor+89 basis points), 7/23/2024[1,2]	4,036,636
	KeyBank N.A.
1,670,000	0.79% (3-Month USD Libor+66 basis points), 2/1/2022[2]	1,670,735
3,000,000	0.37% (SOFR Rate+32 basis points), 6/14/2024[1,2]	2,998,509
	Lloyds Banking Group PLC
1,750,000	2.86% (3-Month USD Libor+125 basis points), 3/17/2023[1,5,7]	1,756,799
1,740,000	1.33% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+110 basis points), 6/15/2023[1,5,7]	1,742,972
2,000,000	Macquarie Group Ltd. 0.76% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,7]	2,002,220
2,000,000	MassMutual Global Funding II 0.32% (SOFR Rate+27 basis points), 10/21/2024[2,3]	1,996,620
	Metropolitan Life Global Funding I
660,000	0.62% (SOFR Rate+57 basis points), 1/13/2023[2,3]	662,561
3,000,000	0.35% (SOFR Rate+30 basis points), 9/27/2024[2,3]	2,992,536
1,000,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 5.63%, 5/1/2024[1]	1,068,720
2,294,000	Mitsubishi UFJ Financial Group, Inc. 0.91% (3-Month USD Libor+74 basis points), 3/2/2023[2,7]	2,305,502
	Morgan Stanley
3,000,000	0.53% (SOFR Rate+45 basis points), 1/25/2024[1,5]	2,989,884
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,5]	1,984,642

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	National Bank of Canada
$4,000,000	0.35% (SOFR Rate+30 basis points), 5/16/2023[1,2,7]	$3,997,224
1,765,000	0.54% (SOFR Rate+49 basis points), 8/6/2024[2,7]	1,768,676
	NatWest Group PLC
4,000,000	1.63% (3-Month USD Libor+147 basis points), 5/15/2023[1,2,7]	4,016,960
1,000,000	1.77% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,7]	1,015,754
	NatWest Markets PLC
1,000,000	1.71% (SOFR Rate+166 basis points), 9/29/2022[2,3,7]	1,009,724
2,000,000	3.63%, 9/29/2022[3,7]	2,044,626
758,000	Navient Corp. 6.13%, 3/25/2024	808,217
	New York Life Global Funding
2,940,000	0.27% (SOFR Rate+22 basis points), 2/2/2023[2,3]	2,940,961
2,000,000	0.36% (SOFR Rate+31 basis points), 4/26/2024[2,3]	1,998,462
1,200,000	Northwestern Mutual Global Funding 0.38% (SOFR Rate+33 basis points), 3/25/2024[2,3]	1,199,016
	OneMain Finance Corp.
500,000	5.63%, 3/15/2023	522,278
371,000	3.50%, 1/15/2027[1]	366,826
2,250,000	PNC Bank N.A. 2.88%, 6/29/2022[1]	2,272,975
330,000	PRA Group, Inc. 7.37%, 9/1/2025[1,3]	350,625
1,300,000	Protective Life Global Funding 1.08%, 6/9/2023[3]	1,303,004
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	706,867
5,000,000	Royal Bank of Canada 0.41% (SOFRINDX+36 basis points), 7/29/2024[2,7]	4,998,710
1,000,000	Santander Holdings USA, Inc. 3.40%, 1/18/2023[1]	1,022,090
245,000	SLM Corp. 4.20%, 10/29/2025[1]	256,025
	Standard Chartered PLC
1,175,000	1.32% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+117 basis points), 10/14/2023[1,3,5,7]	1,176,015
1,500,000	0.99% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+78 basis points), 1/12/2025[1,3,5,7]	1,483,062
2,000,000	0.98% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,7]	2,000,572
	Sumitomo Mitsui Financial Group, Inc.
500,000	0.90% (3-Month USD Libor+78 basis points), 7/12/2022[2,7]	501,534
2,094,000	0.86% (3-Month USD Libor+74 basis points), 1/17/2023[2,7]	2,103,882
	Toronto-Dominion Bank
1,175,000	0.53% (SOFR Rate+48 basis points), 1/27/2023[2,7]	1,178,187
2,000,000	0.27% (SOFR Rate+22 basis points), 6/2/2023[2,7]	1,996,864
1,000,000	0.50% (SOFR Rate+45 basis points), 9/28/2023[2,7]	1,002,967

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$3,000,000	Truist Bank 0.25% (SOFR Rate+20 basis points), 1/17/2024[1,2]	$2,988,168
3,000,000	Truist Financial Corp. 0.45% (SOFR Rate+40 basis points), 6/9/2025[1,2]	2,991,657
5,000,000	UBS A.G. 0.41% (SOFR Rate+36 basis points), 2/9/2024[2,3,7]	4,996,700
2,500,000	UBS Group A.G. 1.38% (3-Month USD Libor+122 basis points), 5/23/2023[1,2,3,7]	2,510,070
	VICI Properties LP / VICI Note Co., Inc.
888,000	3.50%, 2/15/2025[1,3]	901,320
800,000	4.25%, 12/1/2026[1,3]	833,176
3,000,000	Westpac Banking Corp. 0.35% (SOFR Rate+30 basis points), 11/18/2024[2,7]	2,996,841
		191,797,054
	HEALTH CARE — 3.5%
835,000	Astrazeneca Finance LLC 0.70%, 5/28/2024[1]	828,511
3,930,000	AstraZeneca PLC 0.82% (3-Month USD Libor+66 basis points), 8/17/2023[2,7]	3,956,044
584,000	Bausch Health Cos, Inc. 5.50%, 11/1/2025[1,3,7]	593,490
1,500,000	Bayer U.S. Finance II LLC 3.87%, 12/15/2023[1,3]	1,567,714
500,000	Becton, Dickinson and Co. 1.21% (3-Month USD Libor+103 basis points), 6/6/2022[2]	501,736
	Cigna Corp.
535,000	3.00%, 7/15/2023[1]	550,364
2,100,000	0.61%, 3/15/2024[1]	2,082,866
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	523,388
1,000,000	5.00%, 5/15/2027[1,3]	1,035,300
1,700,000	PerkinElmer, Inc. 0.55%, 9/15/2023[1]	1,685,766
1,665,000	Royalty Pharma PLC 0.75%, 9/2/2023[7]	1,654,682
	Thermo Fisher Scientific, Inc.
3,000,000	0.40% (SOFR Rate+35 basis points), 4/18/2023[1,2]	2,995,317
2,000,000	0.58% (SOFR Rate+53 basis points), 10/18/2024[1,2]	2,002,712
1,665,000	Viatris, Inc. 1.13%, 6/22/2022	1,668,710
		21,646,600
	INDUSTRIALS — 3.5%
913,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 4.13%, 8/15/2026[1,3,7]	933,543

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
	Boeing Co.
$1,500,000	4.51%, 5/1/2023[1]	$1,566,816
3,000,000	1.43%, 2/4/2024[1]	2,995,914
2,000,000	Caterpillar Financial Services Corp. 0.29% (SOFR Rate+25 basis points), 5/17/2024[2]	1,999,284
	Daimler Trucks Finance North America LLC
3,000,000	0.65% (SOFR Rate+60 basis points), 12/14/2023[2,3]	3,002,190
2,000,000	0.80% (SOFR Rate+75 basis points), 12/13/2024[2,3]	2,001,420
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
3,000,000	4.13%, 8/1/2023[1,3]	3,130,377
1,500,000	2.70%, 11/1/2024[1,3]	1,545,991
2,000,000	Rockwell Automation, Inc. 0.35%, 8/15/2023[1]	1,986,990
2,460,000	Siemens Financieringsmaatschappij N.V. 0.48% (SOFR Rate+43 basis points), 3/11/2024[2,3,7]	2,469,926
255,000	Spirit AeroSystems, Inc. 5.50%, 1/15/2025[1,3]	264,244
		21,896,695
	MATERIALS — 0.9%
425,000	Freeport-McMoRan, Inc. 3.87%, 3/15/2023[1]	439,875
1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	1,751,034
598,000	INEOS Quattro Finance PLC 3.38%, 1/15/2026[1,3,7]	600,183
787,000	Ingevity Corp. 4.50%, 2/1/2026[1,3]	788,967
	International Flavors & Fragrances, Inc.
925,000	0.70%, 9/15/2022[3]	925,044
1,000,000	3.20%, 5/1/2023[1]	1,025,272
		5,530,375
	TECHNOLOGY — 1.5%
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 10/2/2023[1]	1,055,305
2,000,000	1.45%, 4/1/2024[1]	2,013,148
2,000,000	Oracle Corp. 2.40%, 9/15/2023[1]	2,039,770
594,000	PTC, Inc. 3.63%, 2/15/2025[1,3]	602,168
500,000	Seagate HDD Cayman 4.87%, 3/1/2024[1,7]	530,200
400,000	Sensata Technologies B.V. 4.87%, 10/15/2023[3,7]	420,000

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$3,000,000	Skyworks Solutions, Inc. 0.90%, 6/1/2023[1]	$2,984,811
		9,645,402
	UTILITIES — 2.5%
1,750,000	Atmos Energy Corp. 0.58% (3-Month USD Libor+38 basis points), 3/9/2023[1,2]	1,749,942
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	186,730
4,000,000	Dominion Energy, Inc. 0.73% (3-Month USD Libor+53 basis points), 9/15/2023[1,2]	3,996,428
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,088,129
2,240,000	Eversource Energy 0.30% (SOFRINDX+25 basis points), 8/15/2023[2]	2,238,098
3,800,000	Florida Power & Light Co. 0.30% (SOFR Rate+25 basis points), 5/10/2023[1,2]	3,788,995
	PPL Electric Utilities Corp.
1,875,000	0.47% (3-Month USD Libor+25 basis points), 9/28/2023[1,2]	1,870,213
1,055,000	0.38% (SOFR Rate+33 basis points), 6/24/2024[1,2]	1,052,439
		15,970,974
	TOTAL CORPORATE BONDS
	(Cost $327,328,099)	327,773,134

	MUNICIPAL BONDS — 0.6%
1,685,000	City of Houston TX Airport System Revenue 1.05%, 7/1/2023	1,690,431
	City of Riverside CA
300,000	1.75%, 6/1/2022	301,551
500,000	1.90%, 6/1/2023	506,598
1,095,000	County of San Bernardino CA 6.02%, 8/1/2023	1,157,982
	TOTAL MUNICIPAL BONDS
	(Cost $3,638,740)	3,656,562

Number of Shares
	SHORT-TERM INVESTMENTS — 12.5%
78,699,740	Goldman Sachs Financial Square Government Fund - Institutional Class 0.03%[11]	78,699,740
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $78,699,740)	78,699,740
	TOTAL INVESTMENTS — 99.5%
	(Cost $625,049,098)	624,851,677
	Other Assets in Excess of Liabilities — 0.5%	3,333,172
	TOTAL NET ASSETS — 100.0%	$628,184,849

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership
ULC – Unlimited Liability Corporation
IO – Interest Only
PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $242,456,466, which represents 38.6% of total net assets of the Fund.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.7% of Net Assets. The total value of these securities is $4,268,000.
[5]	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
[6]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[7]	Foreign security denominated in U.S. Dollars.
[8]	All or a portion of the loan is unfunded.
[9]	Denotes investments purchased on a when-issued or delayed delivery basis.
[10]	Interest-only security.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

SUMMARY OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	30.5%
Consumer Discretionary	4.1%
Industrials	3.5%
Health Care	3.5%
Utilities	2.5%
Communications	2.4%
Consumer Staples	1.8%
Technology	1.5%
Energy	1.5%
Materials	0.9%
Total Corporate Bonds	52.2%
Asset-Backed Securities	13.8%
Commercial Mortgage-Backed Securities	8.2%
Bank Loans	6.8%
Collateralized Mortgage Obligations	5.4%
Municipal Bonds	0.6%
Short-Term Investments	12.5%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $625,049,098)	$624,851,677
Receivables:
Investment securities sold	507,269
Fund shares sold	5,199,442
Dividends and interest	1,494,944
Prepaid expenses	55,237
Total assets	632,108,569
Liabilities:
Payables:
Due to custodian	38,765
Investment securities purchased	1,601,623
Fund shares redeemed	1,852,896
Advisory fees	217,293
Shareholder servicing fees (Note 7)	4,347
Distribution fees - Class A & C (Note 8)	34,983
Fund accounting and administration fees	93,146
Transfer agent fees and expenses	10,961
Custody fees	4,011
Auditing fees	11,908
Trustees' deferred compensation (Note 3)	8,403
Chief Compliance Officer fees	6,366
Trustees' fees and expenses	2,120
Accrued other expenses	36,898
Total liabilities	3,923,720
Net Assets	$628,184,849
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$630,036,270
Total accumulated deficit	(1,851,421)
Net Assets	$628,184,849
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$144,308,623
Number of shares issued and outstanding	14,371,574
Net asset value per share[1]	$10.04
Maximum sales charge (2.50% of offering price)[2]	0.26
Maximum offering price to public	$10.30
Class C Shares:
Net assets applicable to shares outstanding	$5,369,095
Number of shares issued and outstanding	535,827
Net asset value per share[3]	$10.02
Maximum sales charge (1.00% of offering price)	0.10
Maximum offering price to public	$10.12
Class I Shares:
Net assets applicable to shares outstanding	$478,507,131
Number of shares issued and outstanding	47,590,211
Net asset value per share	$10.05

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2021 (Unaudited)

Investment income:
Interest	$4,331,308
Total investment income	4,331,308

Expenses:
Advisory fees	1,135,500
Shareholder servicing fees (Note 7)	161,270
Distribution fees - Class A (Note 8)	173,854
Distribution fees - Class C (Note 8)	27,662
Fund accounting and administration fees	215,981
Transfer agent fees and expenses	29,435
Custody fees	25,732
Registration fees	40,329
Auditing fees	11,836
Chief Compliance Officer fees	10,507
Miscellaneous	8,313
Shareholder reporting fees	8,180
Legal fees	7,151
Trustees' fees and expenses	5,042
Insurance fees	1,412
Total expenses	1,862,204
Advisory fees recovered	102,325
Net expenses	1,964,529
Net investment income	2,366,779

Realized and Unrealized Loss:
Net realized loss on:
Investments	(266,376)
Net realized loss	(266,376)
Net change in unrealized appreciation/depreciation on:
Investments	(2,672,948)
Net change in unrealized appreciation/depreciation	(2,672,948)
Net realized and unrealized loss	(2,939,324)

Net Decrease in Net Assets from Operations	$(572,545)

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,366,779	$4,614,559
Net realized gain (loss) on investments	(266,376)	242,286
Net change in unrealized appreciation/depreciation on investments	(2,672,948)	3,901,972
Net increase (decrease) in net assets resulting from operations	(572,545)	8,758,817

Distributions to Shareholders:
Distributions:
Class A	(524,241)	(687,306)
Class C	(140)	(17,282)
Class I	(2,373,487)	(3,950,729)
Total distributions to shareholders	(2,897,868)	(4,655,317)

Capital Transactions:
Net proceeds from shares sold:
Class A	65,312,248	130,783,211
Class C	404,155	627,104
Class I	192,546,513	295,190,167
Reinvestment of distributions:
Class A	501,561	660,503
Class C	133	16,442
Class I	2,351,327	3,882,692
Cost of shares redeemed:
Class A1	(46,766,385)	(36,937,944)
Class C2	(879,520)	(1,994,985)
Class I3	(114,157,869)	(167,142,416)
Net increase in net assets from capital transactions	99,312,163	225,084,774

Total increase in net assets	95,841,750	229,188,274

Net Assets:
Beginning of period	532,343,099	303,154,825
End of period	$628,184,849	$532,343,099

Capital Share Transactions:
Shares sold:
Class A	6,483,885	12,970,862
Class C	40,288	62,370
Class I	19,082,052	29,243,301
Shares reinvested:
Class A	49,804	65,580
Class C	13	1,639
Class I	233,161	385,258
Shares redeemed:
Class A	(4,645,438)	(3,662,077)
Class C	(87,437)	(198,426)
Class I	(11,317,422)	(16,555,476)
Net increase in capital share transactions	9,838,906	22,313,031

[1]	Net of redemption fee proceeds of $7,152 and $3,470, respectively.
[2]	Net of redemption fee proceeds of $0 and $0, respectively.
[3]	Net of redemption fee proceeds of $10,303 and $2,725, respectively.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2021	For the Year Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.10	$9.98	$10.05	$9.93	$10.00	$9.92
Income from Investment Operations:
Net investment income[1]	0.03	0.09	0.21	0.27	0.19	0.19
Net realized and unrealized gain (loss)	(0.05)	0.13	(0.06)	0.11	(0.08)	0.09
Total from investment operations	(0.02)	0.22	0.15	0.38	0.11	0.28

Less Distributions:
From net investment income	(0.04)	(0.10)	(0.22)	(0.26)	(0.18)	(0.20)
Total distributions	(0.04)	(0.10)	(0.22)	(0.26)	(0.18)	(0.20)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.04	$10.10	$9.98	$10.05	$9.93	$10.00

Total return[3]	(0.21)%[4]	2.24%	1.53%	3.89%	1.09%	2.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$144,309	$126,051	$31,019	$27,920	$20,500	$14,234
Ratio of expenses to average net assets:
Before fees waived/recovered	0.81%[5]	0.84%	0.88%	0.99%	1.18%	1.38%
After fees waived/recovered	0.84%[5]	0.84%	0.84%	0.84%	0.80%	0.52%
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.64%[5]	0.94%	2.07%	2.53%	1.55%	1.04%
After fees waived/recovered	0.61%[5]	0.94%	2.11%	2.68%	1.93%	1.90%
Portfolio turnover rate	20%[4]	38%	56%	33%	37%	65%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2021	For the Year Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.08	$9.96	$10.03	$9.91	$9.98	$9.90
Income from Investment Operations:
Net investment income (loss) [1]	(0.01)	0.02	0.14	0.19	0.12	0.11
Net realized and unrealized gain (loss)	(0.05)	0.13	(0.06)	0.11	(0.08)	0.10
Total from investment operations	(0.06)	0.15	0.08	0.30	0.04	0.21

Less Distributions:
From net investment income	- [2]	(0.03)	(0.15)	(0.18)	(0.11)	(0.13)
Total distributions	-	(0.03)	(0.15)	(0.18)	(0.11)	(0.13)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	-	- [2]

Net asset value, end of period	$10.02	$10.08	$9.96	$10.03	$9.91	$9.98

Total return[3]	(0.59)%[4]	1.47%	0.78%	3.12%	0.38%	2.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,369	$5,875	$7,143	$6,634	$7,732	$3,198
Ratio of expenses to average net assets:
Before fees waived/recovered	1.56%[5]	1.59%	1.63%	1.74%	1.93%	2.13%
After fees waived/recovered	1.59%[5]	1.59%	1.59%	1.59%	1.55%	1.27%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.11)%[5]	0.19%	1.32%	1.78%	0.80%	0.29%
After fees waived/recovered	(0.14)%[5]	0.19%	1.36%	1.93%	1.18%	1.15%
Portfolio turnover rate	20%[4]	38%	56%	33%	37%	65%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2021	For the Year Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.11	$9.99	$10.06	$9.95	$10.01	$9.93
Income from Investment Operations:
Net investment income[1]	0.04	0.12	0.24	0.29	0.22	0.21
Net realized and unrealized gain (loss)	(0.05)	0.13	(0.06)	0.10	(0.08)	0.10
Total from investment operations	(0.01)	0.25	0.18	0.39	0.14	0.31

Less Distributions:
From net investment income	(0.05)	(0.13)	(0.25)	(0.28)	(0.20)	(0.23)
Total distributions	(0.05)	(0.13)	(0.25)	(0.28)	(0.20)	(0.23)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.05	$10.11	$9.99	$10.06	$9.95	$10.01

Total return[3]	(0.07)%[4]	2.48%	1.78%	4.04%	1.45%	3.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$478,507	$400,417	$264,993	$190,242	$152,854	$74,733
Ratio of expenses to average net assets:
Before fees waived/recovered	0.56%[5]	0.59%	0.63%	0.74%	0.93%	1.13%
After fees waived/recovered	0.59%[5]	0.59%	0.59%	0.59%	0.55%	0.27%
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.89%[5]	1.19%	2.32%	2.78%	1.80%	1.29%
After fees waived/recovered	0.86%[5]	1.19%	2.36%	2.93%	2.18%	2.15%
Portfolio turnover rate	20%[4]	38%	56%	33%	37%	65%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2021, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is effective until October 31, 2031 and it may be terminated before that date only by the Trust's Board of Trustees.

Prior to January 31, 2018, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.25%, 1.00% and 0.00% on the capital used to seed the Fund's Class A, Class C and Class I Shares, respectively. The Fund’s advisor will not seek reimbursement of the voluntary advisory fees waived and/or other expenses absorbed.

For the six months ended December 31, 2021, the Advisor recovered a portion of its advisory fees totaling $102,325. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2021, the amount of these potentially recoverable expenses was $332,420. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2022	$196,130
2023	124,931
2024	11,359
Total	$332,420

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2021, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2021, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2021, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2021, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$625,049,098

Gross unrealized appreciation	$2,022,671
Gross unrealized depreciation	(2,220,092)

Net unrealized depreciation	$(197,421)

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$402,838
Undistributed long-term capital gains	-
Tax accumulated earnings	402,838

Accumulated capital and other losses	(1,251,844)
Unrealized appreciation on investments	2,475,527
Unrealized deferred compensation	(7,529)
Total accumulated earnings	$1,618,992

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The tax character of the distribution paid during the fiscal years ended June 30, 2021 and June 30, 2020, were as follows:

Distributions paid from:	2021	2020
Ordinary income	$4,655,317	$6,942,295
Net long-term capital gains	-	-
Total distributions paid	$4,655,317	$6,942,295

At June 30, 2021, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$1,251,844
Long-term	-
Total	$1,251,844

The fund utilized $168,009 of its capital loss carryforwards during the year ended June 30th, 2021. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2021 and the year ended June 30, 2021, the Fund received $17,455 and $6,195, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2021, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were as follows:

Purchases	Sales
$173,151,772	$102,218,390

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2021, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

For the six months ended December 31, 2021, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$82,504,224	$4,268,000	$86,772,224
Bank Loans	-	42,901,618	-	42,901,618
Collateralized Mortgage Obligations	-	33,957,036	-	33,957,036
Commercial Mortgage-Backed Securities	-	51,091,363	-	51,091,363
Corporate Bonds[1]	-	327,773,134	-	327,773,134
Municipal Bonds	-	3,656,562	-	3,656,562
Short-Term Investments	78,699,740	-	-	78,699,740
Total Investments	$78,699,740	$541,883,937	$4,268,000	$624,851,677

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of June 30, 2021	$-	$66,489
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-	(7,322)
Included in other comprehensive income	-	-
Purchases, sales, and principal paydowns
Net purchases	4,268,000	-
Net sales	-	(59,167)
Principal paydown	-	-
Balance as of December 31, 2021	$4,268,000	$-
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$36,305

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2021.

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input[1]	Range of Input	Weighted Average of Input	Impact to Valuation from an increase in Input[2]
Asset-Backed Security	$4,268,000	Market Approach	Broker Quote (not executable)	$100.00	N/A	Increase
			Precedent Transaction	$100.00	N/A	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2021 the total unfunded amount was 0.2% of the Fund’s net assets.

As of December 31, 2021, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Bausch Health Cos., Inc.	$277,233	$276,887	$276,297	($590)
Covanta Holding Corp.	405,617	405,514	406,529	1,015
Covanta Holding Corp.	30,383	30,376	30,452	76
Avantor Funding, Inc.	390,096	390,096	390,381	285

Note 12 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Note 13 - Recently Issued Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/HIMCO Short Duration Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/21	12/31/21	7/1/21–12/31/21
Class A	Actual Performance	$1,000.00	$997.90	$4.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.97	4.28
Class C	Actual Performance	1,000.00	994.10	7.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.19	8.08
Class I	Actual Performance	1,000.00	999.30	2.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

*	Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.59% and 0.59% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222

Privacy Principles of the AAM /HIMCO Short Duration Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Short Duration Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Short Duration Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2022